Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Provisioned expenses and deferred income (1) (4)	R$ 3,542,200	R$ 3,768,139
Ongoing transactions (3)	1,148,561	1,206,095
Provision for stock-based compensation	278,707	368,434
Insurance contract liabilities	1,579,095	1,734,544
Other (2)	6,835,316	11,937,018
Total	R$ 13,383,879	R$ 19,014,230